Organization and Business Background - Schedule of Subsidiaries (Details) - Principal Activities	12 Months Ended
Jun. 30, 2026
Millennium Investment International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Sep. 13, 2019
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding
Millennium Printing (Shenzhen) Co., Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Dec. 03, 2007
Place of Incorporation or Establishment	The PRC
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding and Manufacturing of paper-based packaging
Putian Xiqi Branding Strategy Co., Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Sep. 30, 2017
Place of Incorporation or Establishment	The PRC
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Trading of paper-based packaging
Millennium Packaging Technology (Huizhou) Co., Ltd.[Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Mar. 06, 2020
Place of Incorporation or Establishment	The PRC
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Dormant
Millennium (Huizhou) Technology Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Jan. 19, 2020
Place of Incorporation or Establishment	The PRC
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Property holding
Huizhou Yimeinuo Industry Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Apr. 07, 2017
Place of Incorporation or Establishment	The PRC
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Property holding
Millennium Strategic International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Nov. 13, 2019
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding
Wah Tong Investment International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Oct. 18, 2019
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Dormant
Yee Woo Paper Investment International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Nov. 05, 2019
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Dormant
Millennium Printing International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	May 12, 2000
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Trading of paper based packaging
Millennium Packaging Group International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Aug. 13, 2003
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding and trading
Millennium Printing International Technology Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Dec. 13, 2018
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Trading of paper-based packaging
MPG Global Company Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Mar. 09, 2018
Place of Incorporation or Establishment	Vietnam
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Trading of paper-based packaging
Millennium Group Investment (BVI) Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	May 20, 2021
Place of Incorporation or Establishment	BVI
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding
Millennium Holdings International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Sep. 23, 2019
Place of Incorporation or Establishment	HK
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding
Yee Woo Vietnam Paper Products Company Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Aug. 03, 2022
Place of Incorporation or Establishment	Vietnam
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Dormant
Millennium Printing and Packaging Technology (Vietnam) Co. Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Jun. 04, 2024
Place of Incorporation or Establishment	Vietnam
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Manufacturing of paper-based packaging
MPG Global Investment PTE.LTD [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Sep. 10, 2024
Place of Incorporation or Establishment	Singapore
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding
MPG Creative Solution (SG) PTE. LTD [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Mar. 10, 2025
Place of Incorporation or Establishment	Singapore
Percentage of Ownership (directly/indirectly)	80.00%
Principal Activities	Dormant
PT Millennium Investment Indonesia [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Apr. 23, 2025
Place of Incorporation or Establishment	Indonesia
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Investment holding
PT Millennium Printing and Packaging Technology [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation or Establishment	Jun. 26, 2025
Place of Incorporation or Establishment	Indonesia
Percentage of Ownership (directly/indirectly)	100.00%
Principal Activities	Dormant